UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2007 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

TimesSquare Mid Cap Growth Fund

March 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.2%
Consumer Discretionary - 16.4%
Advance Auto Parts, Inc.	64,050		$2,469,128
Autoliv, Inc.	125,400		7,161,594
Bed Bath & Beyond, Inc.*	103,800	[2]	4,169,646
Central European Media Enterprises Ltd., Class A*	49,400	[2]	4,371,900
Discovery Holding Co.*	181,500	[2]	3,472,095
Focus Media Holding, Ltd.*	56,600	[2]	4,440,836
Lamar Advertising Co.*	82,400	[2]	5,188,728
Mohawk Industries, Inc.*	40,000	[2]	3,282,000
National CineMedia, Inc.*	173,500		4,632,450
Pool Corp.	289,700		10,371,260
Thor Industries, Inc.	78,200	[2]	3,080,298
Tiffany & Co.	108,200		4,920,936
Virgin Media, Inc.	298,200	[2]	7,529,550
Weight Watchers International, Inc.	131,500		6,060,835
Total Consumer Discretionary			71,151,256
Consumer Staples - 1.3%
Herbalife Ltd.*	143,200		5,612,008
Energy - 5.6%
BJ Services Co.	229,800	[2]	6,411,420
Denbury Resources, Inc.*	189,826		5,654,917
GlobalSantaFe Corp.	86,600		5,341,488
Range Resources Corp.	212,600	[2]	7,100,840
Total Energy			24,508,665
Financials - 14.8%
AMBAC Financial Group, Inc.	78,200		6,755,698
CapitalSource, Inc.	669,100		16,814,483
CB Richard Ellis Group, Inc.*	180,700		6,176,326
Countrywide Financial Corp.	155,100	[2]	5,217,564
Fortress Investment Group LLC	91,600	[2]	2,627,088
HCC Insurance Holdings, Inc.	119,700		3,686,760
Legg Mason, Inc.	29,600	[2]	2,788,616
Markel Corp.*	6,600		3,199,878
Moody’s Corp.	64,900		4,027,694
Nuveen Investments, Inc., Class A	143,200	[2]	6,773,360
SEI Investments Co.	98,900		5,956,747
Total Financials			64,024,214
Health Care - 18.4%
Cytyc Corp.*	151,600		5,186,236
DaVita, Inc.*	443,300		23,636,756
Edwards Lifesciences Corp.*	85,400		4,329,780

TimesSquare Mid Cap Growth Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Health Care - 18.4% (Continued)
Express Scripts, Inc.*	46,600	[2]	$3,761,552
Hospira, Inc.*	131,500		5,378,350
Laboratory Corp. of America Holdings*	79,900	[2]	5,803,137
Lincare Holdings, Inc.*	199,800		7,322,670
Shire Pharmaceuticals PLC	101,600		6,289,040
Thermo Fisher Scientific, Inc.*	196,500	[2]	9,186,375
Valeant Pharmaceuticals International	296,300		5,123,027
VCA Antech, Inc.*	99,100		3,598,321
Total Health Care			79,615,244
Industrials - 14.0%
American Reprographics Co.*	141,500	[2]	4,356,785
Ametek, Inc.	159,800		5,519,492
ChoicePoint, Inc.*	169,800		6,355,614
Corporate Executive Board Co.	69,200	[2]	5,256,432
DRS Technologies, Inc.	128,200	[2]	6,688,194
Dun & Bradstreet Corp.*	69,200		6,311,040
Empresa Brasileira de Aeronautica, S.A.	84,100		3,856,826
Fasternal Co.	151,600	[2]	5,313,580
Monster Worldwide, Inc.*	88,200	[2]	4,178,034
Roper Industries, Inc.	96,600		5,301,408
Stericycle, Inc.*	36,800		2,999,200
UTI Worldwide, Inc.	181,900		4,471,102
Total Industrials			60,607,707
Information Technology - 17.1%
Activision, Inc.*	117,001	[2]	2,215,999
Alliance Data Systems Corp.*	186,500		11,492,130
Amdocs, Ltd.*	308,200	[2]	11,243,136
Arrow Electronics, Inc.*	84,900		3,204,975
BEA Systems, Inc.*	210,800		2,443,172
Broadcom Corp., Class A*	178,100	[2]	5,711,667
Citrix Systems, Inc.*	204,800		6,559,743
Global Payments, Inc.	63,100		2,149,186
Intersil Corp., Class A	238,000		6,304,620
KLA-Tencor Corp.	54,000	[2]	2,879,280
Microchip Technology, Inc.	173,000	[2]	6,146,690
MICROS Systems, Inc.*	61,600	[2]	3,325,784
Nvidia Corp.*	108,600	[2]	3,125,508
Sandisk Corp.*	63,300	[2]	2,772,540
VeriSign, Inc.*	178,600	[2]	4,486,432
Total Information Technology			74,060,862

TimesSquare Mid Cap Growth Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Materials - 3.8%
Martin Marietta Materials, Inc.	40,200	[2]	$5,435,040
Vulcan Materials Co.	93,200		10,855,936
Total Materials			16,290,976
Telecommunication Services - 4.8%
American Tower Corp.*	379,100		14,765,945
NeuStar, Inc., Class A*	221,400	[2]	6,296,616
Total Telecommunication Services			21,062,561
Total Common Stocks (cost $389,614,992)			416,933,493
Other Investment Companies - 19.0% [1]
Bank of New York Institutional Cash Reserve Fund, 5.34% [3]	55,225,258		55,225,258
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	26,929,697		26,929,697
Total Other Investment Companies (cost $82,154,955)			82,154,955
Total Investments - 115.2% (cost $471,769,947)			499,088,448
Other Assets, less Liabilities - (15.2)%			(65,895,583)
Net Assets - 100%			$433,192,865

Note: Based on the cost of investments of $471,769,947 for Federal income tax purposes at March 31, 2007, the aggregate gross unrealized appreciation and depreciation were $33,906,853 and $6,588,352, respectively, resulting in net unrealized appreciation of investments of $27,318,501.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the March 31, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $53,687,159, or 12.4% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

TimesSquare Small Cap Growth Fund

March 31, 2007

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 93.5%
Consumer Discretionary - 8.8%
Capella Education Co.*	24,200		$811,668
Gaylord Entertainment Co., Class A*	115,000		6,080,050
Gentex Corp.	175,000		2,843,750
Hibbett Sports, Inc.*	116,700		3,336,453
Iconix Brand Group, Inc.*	210,000		4,284,000
Jackson Hewitt Tax Service, Inc.	210,000		6,757,800
Monroe Muffler Brake, Inc.	145,000		5,089,500
Orient-Express Hotels Ltd.	150,000		8,973,000
Pool Corp.	430,637	[2]	15,416,804
RRSat Global Communications Network, Ltd.*	245,800		3,428,910
Total Consumer Discretionary			57,021,935
Consumer Staples - 4.7%
Central Garden & Pet Co.*	155,000		2,289,350
Central Garden & Pet Co. Class A*	261,900		3,849,930
Herbalife Ltd.*	235,000		9,209,650
Inter Parfums, Inc.	200,000		4,200,000
Playtex Products, Inc.*	394,400		5,352,008
United Natural Foods, Inc.*	180,000	[2]	5,515,200
Total Consumer Staples			30,416,138
Energy - 6.9%
Arena Resources, Inc.*	90,000		4,510,800
Cal Dive International, Inc.*	273,100	[2]	3,334,551
Denbury Resources, Inc.*	350,000		10,426,500
Matador Resources Co.* [4]	125,000		3,375,000
NATCO Group, Inc.	5,800		197,896
Quicksilver Resources, Inc.*	150,300	[2]	5,977,431
TODCO Class A*	95,000		3,831,350
Universal Compression Holdings, Inc.*	190,000	[2]	12,859,200
Total Energy			44,512,728
Financials - 10.4%
Assured Guaranty, Ltd.	250,000		6,830,000
CapitalSource, Inc.	75,181		1,889,299
Cohen & Steers, Inc.	100,000		4,308,000
Investors Financial Services Corp.	145,000		8,431,750
Jefferies Group, Inc.	220,000	[2]	6,369,000
Markel Corp.*	19,300		9,357,219
Midwest Banc Holdings, Inc.	185,000		3,276,350
optionsXpress, Inc.	270,000	[2]	6,355,800
Portfolio Recovery Associates, Inc.*	170,000		7,590,500
Primus Guaranty, Ltd.*	460,473		5,663,818
Resource America, Inc.	150,000		3,544,500

TimesSquare Small Cap Growth Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Financials - 10.4% (continued)
Resources Capital Corp.	222,800		$3,595,992
Total Financials			67,212,228
Health Care - 18.4%
AtriCure, Inc.*	100,000		1,021,000
BioMarin Pharmaceutical, Inc.*	279,300	[2]	4,820,718
Bio-Rad Laboratories, Inc.*	70,000	[2]	4,888,800
DaVita, Inc.*	180,074		9,601,546
Digene Corp.*	58,800	[2]	2,493,708
Dionex Corp.*	94,900		6,463,639
DJ Orthopedics, Inc.*	170,000		6,443,000
Genesis HealthCare Corp.*	50,000		3,155,500
Haemonetics Corp.*	155,000	[2]	7,246,250
LCA-Vision, Inc.	140,000		5,766,600
Magellan Health Services, Inc.*	295,000	[2]	12,390,000
Matria Healthcare, Inc.*	200,000		5,272,000
Pediatrix Medical Group, Inc.*	115,000	[2]	6,561,900
Pharmion Corp.*	128,000		3,365,120
PolyMedica Corp.	185,165		7,838,034
Respironics, Inc.*	250,000		10,497,500
Stereotaxis, Inc.*	355,000		4,224,500
Symmetry Medical, Inc.*	240,000		3,919,200
Syneron Medical Ltd.*	215,000		5,815,750
VCA Antech, Inc.*	210,000		7,625,100
Total Health Care			119,409,865
Industrials - 18.7%
Advisory Board Co., The*	145,000		7,339,900
American Reprographics Co.*	210,000	[2]	6,465,900
Beacon Roofing Supply, Inc.*	348,500		5,638,730
Corporate Executive Board Co.	140,000	[2]	10,634,400
CoStar Group, Inc.*	170,000		7,595,600
Genlyte Group, Inc.*	50,000		3,527,500
Huron Consulting Group, Inc.*	135,000		8,213,400
IHS, Inc., Class A*	112,700	[2]	4,633,097
Kenexa Corp.*	177,500		5,525,575
Mobile Mini, Inc.*	358,200		9,592,596
MTC Technologies, Inc.*	140,000		2,944,200
NuCo2, Inc.*	175,000		4,413,500
On Assignment, Inc.*	280,000		3,474,800
Orbital Sciences Corp.*	456,400		8,552,936
RBC Bearings, Inc.*	145,000		4,847,350
Resources Connection, Inc.*	279,040	[2]	8,926,490

TimesSquare Small Cap Growth Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Industrials - 18.7% (continued)
Stericycle, Inc.*	76,500		$6,234,750
UTI Worldwide, Inc.	289,700		7,120,826
Williams Scotsman International, Inc.*	255,000		5,013,300
Total Industrials			120,694,850
Information Technology - 22.8%
Alliance Data Systems Corp.*	270,000		16,637,400
Alvarion, Ltd.*	475,000		3,823,750
Applied Micro Circuits Corp*	1,081,100		3,946,015
ATMI, Inc.*	57,700	[2]	1,763,889
Cognex Corp.	251,200		5,443,504
Color Kinetics, Inc.*	134,000		2,603,620
CSG Systems International, Inc.*	120,000		3,002,400
DealerTrack Holdings, Inc.*	244,700		7,517,184
Global Payments, Inc.	280,800		9,564,048
Henry (Jack) & Associates	420,000	[2]	10,101,000
Informatica Corp.*	250,000	[2]	3,357,500
J2 Global Communications, Inc.*	255,000	[2]	7,068,600
The Knot, Inc.*	280,000		6,028,400
MICROS Systems, Inc.*	95,000	[2]	5,129,050
Netlogic Microsystems, Inc.*	140,600		3,742,772
PDF Solutions, Inc.*	321,300		3,627,477
RADVision Ltd.*	185,000		4,366,000
Semtech Corp.*	310,800		4,189,584
SI International, Inc.*	187,500		5,383,125
Silicon Motion Technology Corp., ADR*	191,400		4,310,328
SiRF Technology Holdings, Inc.*	171,300	[2]	4,755,288
Synaptics, Inc.*	182,500		4,668,350
THQ, Inc.*	50,000	[2]	1,709,500
Ultimate Software Group, Inc., The*	160,000		4,190,400
Varian Semiconductor Equipment Associates, Inc.*	35,000	[2]	1,868,300
Verint Systems, Inc.*	36,754		1,181,641
ViaSat, Inc.*	185,000		6,099,450
Volterra Semiconductor Corp*	175,700		2,294,642
Wright Express Corp.*	290,000		8,795,700
Total Information Technology			147,168,917
Telecommunication Services - 2.1%
General Communication, Inc., Class A*	160,000		2,240,000
NeuStar, Inc., Class A*	230,000	[2]	6,541,200
NTELOS Holdings Corp.	243,100		4,672,382
Total Telecommunication Services			13,453,582

TimesSquare Small Cap Growth Fund

March 31, 2007

Schedule of Portfolio Investments

Security Description	Shares		Value
Utilities - 0.7%
ITC Holdings Corp.	105,000	[2]	$4,545,450
Total Common Stocks (cost $506,975,382)			604,435,693
Other Investment Companies - 1.0%
iShares Russell 2000 Growth Index Fund (cost $6,308,586)	85,000	[2]	6,805,100
Short-Term Investments - 19.8%
Other Investment Companies - 19.8%[1]
Bank of New York Institutional Cash Reserve Fund, 5.34%[3]	92,140,576		92,140,576
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	35,802,152		35,802,152
Total Other Investment Companies (cost $127,942,728)			127,942,728
Total Investments - 114.3% (cost $641,226,696)			739,183,521
Other Assets, less Liabilities - (14.3)%			(92,579,020)
Net Assets - 100%			$646,604,501

Note: Based on the cost of investments of $641,226,696 for Federal income tax purposes at March 31, 2007, the aggregate gross unrealized appreciation and depreciation were $108,572,921 and $10,616,096, respectively, resulting in net unrealized appreciation of investments of $97,956,825.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the March 31, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $89,134,151, or 13.8% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. This security was acquired on 4/21/06 at a cost of $3,375,000 and comprises 0.52% of the net assets of the Fund. The Fund agreed to the purchase price and obtained the right to acquire the security on 4/19/06.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: May 29, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: May 29, 2007